Basis of Presentation and General Information - Vessels in Operation (Table) (Details)	12 Months Ended
Dec. 31, 2014
Leviathan
Vessel
DWT	182,511
Year Built	2014
Date Delivered to Star Bulk	September 19, 2014
Peloreus
Vessel
DWT	182,496
Year Built	2014
Date Delivered to Star Bulk	July 22, 2014
Obelix
Vessel
DWT	181,433
Year Built	2011
Date Delivered to Star Bulk	July 11, 2014
Sandra (tbr Star Pauline)
Vessel
DWT	180,274
Year Built	2008
Date Delivered to Star Bulk	December 29, 2014
Christine (tbr Star Martha)
Vessel
DWT	180,274
Year Built	2010
Date Delivered to Star Bulk	October 31, 2014
Pantagruel
Vessel
DWT	180,181
Year Built	2004
Date Delivered to Star Bulk	July 11, 2014
Star Borealis
Vessel
DWT	179,678
Year Built	2011
Date Delivered to Star Bulk	September 9, 2011
Star Polaris
Vessel
DWT	179,600
Year Built	2011
Date Delivered to Star Bulk	November 14, 2011
Star Angie
Vessel
DWT	177,931
Year Built	2007
Date Delivered to Star Bulk	October 29, 2014
Big Fish
Vessel
DWT	177,643
Year Built	2004
Date Delivered to Star Bulk	July 11, 2014
Kymopolia
Vessel
DWT	176,990
Year Built	2006
Date Delivered to Star Bulk	July 11, 2014
Big Bang
Vessel
DWT	174,109
Year Built	2007
Date Delivered to Star Bulk	July 11, 2014
Star Aurora
Vessel
DWT	171,199
Year Built	2000
Date Delivered to Star Bulk	September 8, 2010
Star Mega
Vessel
DWT	170,631
Year Built	1994
Date Delivered to Star Bulk	August 16, 2011
Lowlands Beilun (tbr Star Despoina)
Vessel
DWT	170,162
Year Built	1999
Date Delivered to Star Bulk	December 29, 2014
Star Big
Vessel
DWT	168,404
Year Built	1996
Date Delivered to Star Bulk	July 25, 2011
Star Eleonora
Vessel
DWT	164,218
Year Built	2001
Date Delivered to Star Bulk	December 3, 2014
Amami
Vessel
DWT	98,681
Year Built	2011
Date Delivered to Star Bulk	July 11, 2014
Madredeus
Vessel
DWT	98,681
Year Built	2011
Date Delivered to Star Bulk	July 11, 2014
Star Sirius
Vessel
DWT	98,681
Year Built	2011
Date Delivered to Star Bulk	March 7, 2014
Star Vega
Vessel
DWT	98,681
Year Built	2011
Date Delivered to Star Bulk	February 13, 2014
Star Angelina
Vessel
DWT	82,981
Year Built	2006
Date Delivered to Star Bulk	December 5, 2014
Star Gwyneth
Vessel
DWT	82,790
Year Built	2006
Date Delivered to Star Bulk	December 5, 2014
Star Kamila
Vessel
DWT	82,769
Year Built	2005
Date Delivered to Star Bulk	September 3, 2014
Pendulum
Vessel
DWT	82,619
Year Built	2006
Date Delivered to Star Bulk	July 11, 2014
Star Maria
Vessel
DWT	82,598
Year Built	2007
Date Delivered to Star Bulk	November 5, 2014
Star Markella
Vessel
DWT	82,594
Year Built	2007
Date Delivered to Star Bulk	September 29, 2014
Star Danai
Vessel
DWT	82,574
Year Built	2006
Date Delivered to Star Bulk	October 21, 2014
Star Georgia
Vessel
DWT	82,298
Year Built	2006
Date Delivered to Star Bulk	October 14, 2014
Star Sophia
Vessel
DWT	82,269
Year Built	2007
Date Delivered to Star Bulk	October 31, 2014
Star Mariella
Vessel
DWT	82,266
Year Built	2006
Date Delivered to Star Bulk	September 19, 2014
Star Moira
Vessel
DWT	82,257
Year Built	2006
Date Delivered to Star Bulk	November 19, 2014
Star Renee
Vessel
DWT	82,221
Year Built	2006
Date Delivered to Star Bulk	December 18, 2014
Star Nasia
Vessel
DWT	82,220
Year Built	2006
Date Delivered to Star Bulk	August 29, 2014
Star Laura
Vessel
DWT	82,209
Year Built	2006
Date Delivered to Star Bulk	December 8, 2014
Star Helena
Vessel
DWT	82,187
Year Built	2006
Date Delivered to Star Bulk	December 29, 2014
Mercurial Virgo
Vessel
DWT	81,545
Year Built	2013
Date Delivered to Star Bulk	July 11, 2014
Magnum Opus
Vessel
DWT	81,022
Year Built	2014
Date Delivered to Star Bulk	July 11, 2014
Tsu Ebisu
Vessel
DWT	81,001
Year Built	2014
Date Delivered to Star Bulk	July 11, 2014
Star Iris
Vessel
DWT	76,466
Year Built	2004
Date Delivered to Star Bulk	September 8, 2014
Star Aline
Vessel
DWT	76,429
Year Built	2004
Date Delivered to Star Bulk	September 4, 2014
Star Emily
Vessel
DWT	76,417
Year Built	2004
Date Delivered to Star Bulk	September 16, 2014
Star Christianna
Vessel
DWT	74,577
Year Built	1998
Date Delivered to Star Bulk	October 6, 2014
Star Natalie
Vessel
DWT	73,798
Year Built	1998
Date Delivered to Star Bulk	August 29, 2014
Star Vanessa
Vessel
DWT	72,493
Year Built	1999
Date Delivered to Star Bulk	November 7, 2014
Star Monika
Vessel
DWT	71,504
Year Built	1993
Date Delivered to Star Bulk	October 10, 2014
Star Julia
Vessel
DWT	70,083
Year Built	1994
Date Delivered to Star Bulk	December 22, 2014
Star Tatianna
Vessel
DWT	69,634
Year Built	1993
Date Delivered to Star Bulk	August 28, 2014
Star Challenger
Vessel
DWT	61,462
Year Built	2012
Date Delivered to Star Bulk	December 12, 2013
Star Fighter
Vessel
DWT	61,455
Year Built	2013
Date Delivered to Star Bulk	December 30, 2013
Maiden Voyage
Vessel
DWT	58,722
Year Built	2012
Date Delivered to Star Bulk	July 11, 2014
Strange Attractor
Vessel
DWT	55,742
Year Built	2006
Date Delivered to Star Bulk	July 11, 2014
Star Omicron
Vessel
DWT	53,489
Year Built	2005
Date Delivered to Star Bulk	April 17, 2008
Star Gamma (ex C Duckling)
Vessel
DWT	53,098
Year Built	2002
Date Delivered to Star Bulk	January 4, 2008
Star Zeta (ex I Duckling)
Vessel
DWT	52,994
Year Built	2003
Date Delivered to Star Bulk	January 2, 2008
Star Delta (ex F Duckling)
Vessel
DWT	52,434
Year Built	2000
Date Delivered to Star Bulk	January 2, 2008
Star Theta (ex J Duckling)
Vessel
DWT	52,425
Year Built	2003
Date Delivered to Star Bulk	December 6, 2007
Star Epsilon (ex G Duckling)
Vessel
DWT	52,402
Year Built	2001
Date Delivered to Star Bulk	December 3, 2007
Star Cosmo
Vessel
DWT	52,246
Year Built	2005
Date Delivered to Star Bulk	July 1, 2008
Star Kappa (ex E Duckling)
Vessel
DWT	52,055
Year Built	2001
Date Delivered to Star Bulk	December 14, 2007
Star Michele
Vessel
DWT	45,588
Year Built	1998
Date Delivered to Star Bulk	October 14, 2014
Star Kim
Vessel
DWT	38,858
Year Built	1994
Date Delivered to Star Bulk	December 5, 2014